Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Notes to the consolidated statements of income
Deferred taxes assets	€ 315,168	€ 291,394
Deferred taxes liabilities	467,540	661,921
Net deferred tax liabilities	€ (152,372)	€ (370,527)